     As filed with the Securities and Exchange Commission on April 16, 2001

                                               Registration No. 333-___/811-8358

================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



         Pre-Effective Amendment No. ___ Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                                MUTUAL FUND TRUST

                         Area Code and Telephone Number:
                                 (212) 492-1600

                     Address of Principal Executive Offices:
                     1211 Avenue of the Americas, 41st Floor
                            New York, New York 10036

                     Name and Address of Agent for Service:

                                   Lisa Hurley
                          c/o BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Copies to:

JOSEPH J. BERTINI, ESQ.       SARAH E. COGAN, ESQ.          JOHN E. BAUMGARDNER,
PETER B. ELDRIDGE, ESQ.       Simpson Thacher & Bartlett    JR. ESQ.
J.P. Morgan Fleming Asset     425 Lexington Avenue          Sullivan & Cromwell
Management (USA) Inc.         New York, NY  10017-3954      125 Broad Street
522 Fifth Avenue                                            New York, NY  10004
New York, NY 10036

================================================================================


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 16, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-75250/811-8358) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended August 31, 2000 was filed on November 27, 2000. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

           J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109



                                                              May 16, 2001

Dear Shareholder:

       A special meeting of the shareholders of J.P. Morgan Institutional Service Federal Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

       As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business in order to provide better service for shareholders of funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into JPMorgan Federal Money Market Fund II (formerly, Chase Vista Federal Money Market Fund) (the "Surviving Fund"), a series of Mutual Fund Trust ("MFT") (the "Reorganization"). After the Reorganization, shareholders would hold an interest in the Surviving Fund. The investment objective and policies of the Merging Fund generally are similar to those of the Surviving Fund. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Federal Money Market Fund."

       After the proposed Reorganization, your investment will be in a larger combined fund with similar investment policies.

       The Surviving Fund has also entered into agreements and plans of reorganization with other money market funds whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") and which have identical investment objectives and policies to the Merging Fund (collectively, the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by the shareholders of these other funds and certain other conditions are met, these funds will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

       At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMIF.

       The investment adviser for the assets of the Merging Fund is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). After the Reorganization, JPMFAM, the same investment adviser that currently is responsible for the Surviving Fund, will make the day-to-day investment decisions for your portfolio.

       Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganization and a comparison of the Merging Fund and JPMIF to the Surviving Fund and MFT. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMIF, the Surviving Fund, MFT or their shareholders.

       If approval of the Reorganization is obtained, you will automatically receive shares in the Surviving Fund.

       The Proposals have been carefully reviewed by the Board of Trustees of JPMIF, which has approved the Proposals.

       THE BOARD OF TRUSTEES OF JPMIF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

       Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-766-7722.

       A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, __________, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL ___________ AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

       Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                                 Sincerely,



                                                 Matthew Healey
                                                 Chairman





SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., or us to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call _________ in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in better service for shareholders, including a wider variety of investment options.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

Under the Reorganization, the Merging Fund will cease investing in The Federal Money Market Portfolio (the "Master Portfolio" in which it currently invests), will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, shares of the Surviving Fund. The Merging Fund will then be liquidated and those shares of the Surviving Fund will be distributed to shareholders such as you. After the Reorganization, you will own shares in the Surviving Fund rather than the Merging Fund. The Surviving Fund invests directly in portfolio securities rather than in a master portfolio.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

The Surviving Fund generally has similar investment objectives and policies to those of the Merging Fund. The principal differences are as follows:

Surviving Fund                         Merging Fund
--------------                         ------------

-  The Surviving Fund's investment     -  The Merging Fund's investment
   objective is to aim to provide         objective is to provide high current
   current income while still             income consistent with the
   preserving capital and                 preservation of capital and same-day
   maintaining liquidity.                 liquidity.

-  Invests primarily in direct debt    -  Invests exclusively in U.S. Treasury
   securities of the U.S. Treasury,       Securities and in U.S. government
   including Treasury bills, bonds        agency obligations, the income from
   and notes, and debt securities         which is generally free from state and
   that certain U.S. government           local income taxes.
   agencies or authorities have
   either issued or guaranteed as
   to principal and interest.

The Reorganization is not intended to have any immediate significant impact on the investment strategy implemented in respect of your investment. However, please note that while the Merging Fund invests all of its asset in the Master Portfolio (which in turn invests in portfolio securities), the Surviving Fund invests directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

As a result of the Reorganization, the contractual (or pre-waiver) and actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. If an increase does occur, The Chase Manhattan Bank has contractually agreed to waive fees payable to it and reimburse expenses so that the total expense ratio will remain the same for at least THREE YEARS after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

Yes. JPMFAM, the investment adviser that currently manages the day-to-day investment activities of the Surviving Fund, will continue to manage that fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

You will automatically receive shares in the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE OTHER FUNDS?

If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of the other merging funds will become the assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMIF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF MFT?

Even if the Reorganization is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on the proposals regarding Trustees. Because as of the record date you are still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFT are being asked to approve the same Trustees that are proposed for JPMIF.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

          J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001



To the Shareholders of
JPMorgan Institutional Service Federal Money Market Fund:

      NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders ("Shareholders") of J.P. Morgan Institutional Service Federal Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

      ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMIF, on behalf of the Merging Fund, Mutual Fund Trust ("MFT"), on behalf of JPMorgan Federal Money Market Fund II (formerly, Chase Vista Federal Money Market Fund) (the "Surviving Fund"), and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Premier Class shares of the Surviving Fund (the "Surviving Fund Shares"); and (b) the distribution of such Surviving Fund Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

      ITEM 2. To elect __ Trustees to serve as members of the Board of Trustees of JPMIF.

      ITEM 3. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

      YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

      Each proposal is described in the attached Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

      Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMIF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.



                                                   Margaret W. Chambers
                                                   Secretary



      May 16, 2001

                       COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 16, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

          J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 557-0700

                        BY AND IN EXCHANGE FOR SHARES OF

                      JPMORGAN FEDERAL MONEY MARKET FUND II
               (FORMERLY, CHASE VISTA FEDERAL MONEY MARKET FUND),
                          A SERIES OF MUTUAL FUND TRUST
                     1211 AVENUE OF THE AMERICAS, 41ST FLOOR
                            NEW YORK, NEW YORK 10036
                                 (800) 348-4782



      This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan Institutional Service Federal Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), into JPMorgan Federal Money Market Fund II (formerly, Chase Vista Federal Money Market Fund) (the "Surviving Fund"), a series of Mutual Fund Trust ("MFT"). If approved by Shareholders, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has generally similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMIF and MFT are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Federal Money Market Fund."

      Under the proposed Reorganization, each Merging Fund Shareholder will receive Premier Class shares (the "Surviving Fund Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. The Surviving Fund currently has a multi-class structure under which it offers Reserves Class, Vista Class, Premier Class and Institutional Class shares. In connection with the Reorganization, the Surviving Fund will rename the Vista Class "Morgan Class," will rename the Institutional Class "Agency Class" and will introduce a new "Institutional Class" of shares.

      At the Meeting, you also will be asked to consider and vote upon the election of Trustees of JPMIF.

      The terms and conditions of these transactions are more fully described in this Combined Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPMIF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund and J.P. Morgan Chase & Co., attached to this Combined Prospectus/Proxy Statement as Appendix A.

      The Board of Trustees for JPMIF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes MFT's prospectus for Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

      This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFT and JPMIF that an investor should know before voting on the proposals. The current Prospectuses, Statements of Additional Information and Annual Reports for the Merging Fund and the Surviving Fund (including the Annual Report of The Federal Money Market Portfolio) and Semi-Annual Report of the Surviving Fund, are incorporated herein by reference, and the current Prospectus, Annual Report and Semi-Annual Report of the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement containing additional information about MFT and JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information, as well as the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund (including the Annual Report for the Federal Money Market Portfolio), may be obtained without charge by writing to MFT at its address noted above or by calling 1-800-766-7722.

      This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 16, 2001.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFT OR JPMIF.

INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INTRODUCTION...................................................................1

PROPOSAL 1:  REORGANIZATION PLAN...............................................1

SUMMARY........................................................................2

COMPARATIVE FEE AND EXPENSE TABLES.............................................5

RISK FACTORS...................................................................8

INFORMATION RELATING TO THE PROPOSED REORGANIZATION............................8

INVESTMENT POLICIES...........................................................13

PURCHASES, REDEMPTIONS AND EXCHANGES..........................................19

DISTRIBUTIONS AND TAXES.......................................................23

COMPARISON OF THE MERGING FUND'S AND THE SURVIVING FUND'S
ORGANIZATION STRUCTURE........................................................24

INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES.............26

PROPOSAL 2: ELECTION OF TRUSTEES..............................................29

VOTE REQUIRED.................................................................30

INFORMATION RELATING TO VOTING MATTERS........................................34

ADDITIONAL INFORMATION ABOUT MFT..............................................36

ADDITIONAL INFORMATION ABOUT JPMIF............................................37

FINANCIAL STATEMENTS AND EXPERTS..............................................37

OTHER BUSINESS................................................................37

LITIGATION....................................................................38

SHAREHOLDER INQUIRIES.........................................................38

APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION...............................1

                                  INTRODUCTION


GENERAL

      This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMIF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the America, 41st Floor, New York, NY, (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 16, 2001.

                         PROPOSAL 1: REORGANIZATION PLAN

      As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business in order to provide better service for shareholders of funds advised by its subsidiaries. At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated _______, 2001 among JPMIF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and JPMC pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Surviving Fund Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Federal Money Market Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's Prospectus, Annual Report and Semi-Annual Report are enclosed with this Combined Prospectus/Proxy Statement.

THE JPMIF BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

VOTE REQUIRED

      Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares of the Merging Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMIF Board will consider other appropriate courses of action.

                                     SUMMARY

      The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information, Annual Report of each of the Surviving Fund and the Merging Fund (including the Annual Report of The Federal Money Market Portfolio) and Semi-Annual Report of the Merging Fund and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

      Pursuant to the proposed Reorganization Plan, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for shares of the Surviving Fund.

      Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Premier Class shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales charge in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

      The Surviving Fund has investment objectives, policies and restrictions generally similar to the Merging Fund.

      Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with generally similar investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFT Board and the JPMIF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of each Fund and its respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

      The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in better service for shareholders, including a wider variety of investment options.

CONCURRENT REORGANIZATION

      The Merging Fund currently invests all of its investable assets in The Federal Money Market Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). J.P. Morgan Institutional Federal Money Market Fund, a series of JPMIF, and J.P. Morgan Federal Money Market Fund, a series of J.P. Morgan Funds, each have identical investment objectives and policies as the Merging Fund (the "Feeder Portfolios") and also currently invest all of their assets in the Master Portfolio. The Surviving Fund has entered into substantially similar agreements and plans of reorganization with each Feeder Portfolio (collectively, the "Concurrent Reorganization"). If each of the Reorganization and the Concurrent Reorganization is approved by the shareholders of the Merging Fund and each Feeder Portfolio, respectively, and certain other conditions are met, the Merging Fund and the Feeder Portfolios will be reorganized into the Surviving Fund and the Merging Fund and the Feeder Portfolios will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

      Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Surviving Fund Shares received by a shareholder of the Merging Fund will be the same as the holding period and tax basis of such shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

INVESTMENT ADVISERS

      The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Feeder Portfolios) is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). JPMFAM and JPMIM are each wholly-owned subsidiaries of JPMC. JPMFAM will continue to serve as investment advisor following the Reorganization.

INVESTMENT OBJECTIVES AND POLICIES

      The Surviving Fund's investment objective is to aim to provide current income while still preserving capital and maintaining liquidity. The Merging Fund's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity. See "Risk Factors" and "Investment Restrictions."

      The investment policies of the Surviving Fund are generally similar to those of the Merging Fund, although the Surviving Fund invests its assets directly in portfolio securities, while the Merging Fund invests its assets in the Master Portfolio, which in turn invests in portfolio securities. The Surviving Fund invests primarily in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest. The dollar weighted average maturity of the Surviving Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less. The Surviving Fund invests only in securities issued and payable in U.S. dollars. THE MERGING FUND INVESTS EXCLUSIVELY IN U.S. TREASURY SECURITIES AND IN U.S. GOVERNMENT AGENCY OBLIGATIONS THE INCOME FROM WHICH IS GENERALLY FREE FROM STATE AND LOCAL INCOME TAXES. Each Fund seeks to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

      The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of money market securities. The Surviving Fund attempts to keep its net asset value at $1.00, although there is no guarantee it will be able to do so. In general, the value of a money market investment tends to fall when prevailing interest rates rise, although it tends to be less sensitive to interest rate changes than the value of longer-term securities. Additionally, investments in the Surviving Fund may not earn as high a current income as longer-term or lower-quality securities. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

      The investment adviser for the Surviving Fund is JPMFAM. JPMFAM oversees the asset management of the Surviving Fund. As compensation for its services, JPMFAM receives a management fee from the Surviving Fund at an annual rate of 0.10% of average daily net assets. The Merging Fund currently pays a management fee at an annual rate of 0.20% of the first $1 billion of average daily net assets and 0.10% of average daily net assets for assets over $1 billion. Following the Reorganization, JPMIM will manage the Surviving Fund's assets and will receive a fee at an annual rate of 0.10% of average daily net assets.

OTHER SERVICES

      J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. The Chase Manhattan Bank ("Chase") serves as shareholder servicing agent, administrator, fund accountant and custodian, an affiliate of the Distributor serves as sub-administrator and DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, The Bank of New York ("BONY") will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

      As administrator, Chase receives a fee of 0.10% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administration fee will be amended to reduce the fee to 0.05% for complex wide money market Fund assets in excess of $100 billion.

ORGANIZATION

      Each of MFT and JPMIF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMIF and the Surviving Fund is organized as a series of MFT.

PURCHASES, REDEMPTIONS AND EXCHANGES

      After the Reorganization, the procedures for making purchases, redemptions and exchanges of shares of the Surviving Fund will be as described in this Combined Prospectus/Proxy Statement and in the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

      The table below shows (i) information regarding the fees and expenses paid by each of the Merging Fund and the Surviving Fund that reflect current expense arrangements; and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization and the Concurrent Reorganization. Under the proposed Reorganization, holders of shares in the Merging Fund will receive Premier Class shares in the Surviving Fund. Please note that the Surviving Fund currently has four classes of shares:
Reserves Class, Vista Class, Premier Class and Institutional Class. In connection with the Reorganization and Concurrent Reorganization, the Surviving Fund will rename the Vista Class "Morgan Class," will rename the Institutional Class "Agency Class" and will introduce a new "Institutional Class" of shares.

      The table indicates that both contractual (pre-waiver) and actual (post-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be less or stay the same following the Reorganization. In addition, Chase has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for at least three years.

                                       THE MERGING FUND                           THE SURVIVING FUND
                                     --------------------  ----------------------------------------------------------------
                                                            RESERVE CLASS      PREMIER       VISTA CLASS     INSTITUTIONAL
                                            SHARES              SHARES       CLASS SHARES       SHARES       CLASS SHARES
                                     --------------------  ---------------  --------------  -------------  ----------------
SHAREHOLDER FEES*

   FEES PAID DIRECTLY FROM YOUR
   INVESTMENT) -

   Maximum Sales Charge (Load)
   when you buy shares, shown
   as % of the offering price..              None                None            None           None            None

   Maximum Deferred Sales
   Charge (Load) shown as
   lower of original purchase
   price or redemption proceeds              None                None            None           None            None

ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)

Management Fees................             0.13%               0.10%           0.10%           0.10%          0.10%

Distribution (12b-1) Fees......              None               0.30%            None           0.10%           None

Other Expenses.................             0.47%               1.04%           0.39%#          0.52#          0.23%#

Total Annual Fund Operating
   Expenses....................             0.60%               1.44%           0.49%#          0.72%          0.33%#

Fee Waivers and
   Expense Reimbursements(A)...             0.15                None            None           None            None

Net Expenses...................             0.45%               1.44%           0.49%           0.72%          0.33%

(A) Reflects an agreement dated 3/1/01 by Morgan, an affiliate of JPMC, to reimburse the Fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 0.45% of average daily net assets with respect to The Merging Fund through 2/28/02.

* The table is based on estimated expenses for current fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

      The actual Distribution Fees are expected to be 0.00% for the Reserve Class. The actual Other Expenses are expected to be 0.16%, 0.50% and 0.69% and Total Annual Fund Operating Expenses are not expected to exceed 0.26%, 0.70% and 0.79% for Institutional Class Shares, Vista Class Shares and Reserve Class Shares respectively. That is because Chase has volunteered not to collect a portion of their fees and to reimburse others. Chase may terminate this arrangement at any time.

      The table does not reflect charges or credits which you might incur if you invest through a financial institution.

                                                                               THE SURVIVING FUND
                                           --------------------------------------------------------------------------------------
                                                                    PRO FORMA WITH CONCURRENT REORGANIZATION
                                           --------------------------------------------------------------------------------------
                                                           PREMIER CLASS
                                                              SHARES
                                                         ---------------
SHAREHOLDER FEES (FEES PAID DIRECTLY
   FROM YOUR INVESTMENT) -Maximum Sales
   Charge (Load) when you buy shares,
   shown as % of the offering price...                         None

   Maximum Deferred Sales Charge
   (Load) Shown as lower of original
   purchase price or redemption
   proceeds...........................                         None

ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM
   FUND ASSETS)

Management Fees.......................                         0.10%

Distribution (12b-1) Fees.............                         None

Other Expenses........................                         0.38%

Total Annual Fund Operating Expenses..                         0.48%

Fee Waivers and Expense
   Reimbursements (A).................                         0.03%

Net Expenses..........................                         0.45%

(A) Reflects an agreement by Chase, an affiliate of JPMC, to reimburse the fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 0.45% of average daily net assets with respect to Premier Class Shares for three years after the Reorganization.


      The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

      The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

      EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000;

-  you sell all of your shares at the end of each period;

-  your investment has a 5% return each year; and

- each Fund's operating expenses are waived for three years after the Reorganization and unwaived for the period thereafter and remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                                                 1 YEAR        3 YEARS       5 YEARS         10 YEARS
                                                                 ------        -------       -------         --------
THE MERGING FUND........................................          $  46          $ 177         $ 320          $  736

THE SURVIVING FUND
Vista Shares............................................          $  74          $ 230         $ 401          $  894
Reserve Shares..........................................          $ 147          $ 456         $ 787          $1,724
Premier Shares..........................................          $  50          $ 157         $ 274          $  616
Institutional Shares....................................          $  34          $ 106         $ 185          $  418

PRO FORMA THE SURVIVING FUND WITH CONCURRENT REORGANIZATION
Premier Shares..........................................          $  46          $ 144         $ 259          $  595


                                  RISK FACTORS

      The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund generally has investment policies and investment restrictions similar to those of the Merging Fund. Therefore, there should be similarities between the risk factors associated with the Surviving Fund and the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

      The Surviving Fund attempts to keep its net asset value constant, but there is no guarantee it will be able to do so. Investments in the Surviving Fund are not bank deposits or obligations of, or guaranteed or endorsed by, Chase or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Although the Surviving Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Surviving Fund.

      The value of a money market investment tends to fall when prevailing interest rates rise, although it tends to be generally less sensitive to interest rate changes than the value of longer-term securities. Although the Surviving Fund seeks to be fully invested, it may at times hold some of its assets in cash, which could hurt the Fund's performance. Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

      The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

      In connection with the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolios will cease investing in the Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, MFT will issue at the Effective Time of the Reorganization full and fractional Premier Class shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

      Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Surviving Fund Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Premier Class shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

      The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

      After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

      The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on August 11, 2001 or such other date as is agreed to by the parties.

      In addition, the consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

      The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

      The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

      The JPMF Board met on March 26 and 27, 2001 and the MFT Board met on April 3, 2001, and each considered and discussed the proposed Reorganization. The Trustees of each Board discussed the advantages of reorganizing the Merging Fund into the Surviving Fund.

      The Board of each trust has determined that it is in the best interests of the Fund's shareholders to combine the Merging Fund with the Surviving Fund. This Reorganization is part of the general integration of the J.P. Morgan and former Chase Vista funds into a single mutual fund complex. In reaching the conclusion that the Reorganization is in the best interests of Fund shareholders, each Board considered a number of factors including, among others: the terms of the Reorganization Plan; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated effect of such Reorganization on the relevant Fund and its shareholders; the investment advisory services supplied by the Surviving Fund's investment adviser; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; and the recommendations of the relevant Fund's current investment adviser with respect to the proposed Reorganization.

      The Board determined that the Funds have generally similar investment objectives and policies. They noted that the Reorganization could permit the shareholders of the Merging Fund to pursue similar investment goals in a single larger fund. The Board also considered benefits expected to arise as a result of the Reorganization. Among these benefits, the Board noted that Surviving Fund Shareholders would be able to exchange into a larger number and greater variety of funds and the Surviving Fund would also benefit from the administrator's overall intent to enhance its ability effectively to monitor and oversee the quality of all service providers to the fund, including the investment adviser.

      Finally, the Board considered the expenses related to the Reorganization. The Board noted to the administrator's undertaking to waive fees or reimburse the Surviving

Fund's expenses so that the total expense ratio of each share class of the Merging Fund does not increase during the period specified in the expense table. Additional important factors were that all costs and expenses of the Reorganization would be borne by JPMC and the fact that the Board was advised that Reorganization would constitute a tax-free reorganization.

      After considering the foregoing factors, together with such information as it believed to be relevant, and in light of its fiduciary duties under federal and state law, each Board determined that the proposed Reorganization is in the best interests of the applicable Fund and its shareholders, determined the interests of the shareholders would not be diluted as a result of the Reorganization, approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Merging Fund Shareholders for approval.

      THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

      The JPMIF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

INFORMATION RELATING TO CONCURRENT REORGANIZATION

      The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in reorganization plans which are substantially similar to the Reorganization Plan you are considering. As a result of the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolios will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

      Consummation of the Reorganization is subject to the condition that JPMIF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Surviving Fund Shares and the liquidating distributions to shareholders of the Surviving Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Surviving Fund Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging

Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization;
(vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Surviving Fund Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

      JPMIF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

      Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as other funds as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of February 28, 2001: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the Concurrent Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. Please note that the Surviving Fund currently has four classes of shares: Reserve Class, Vista Class, Premier Class and Institutional Class. In connection with the Reorganization, the Surviving Fund will rename the Vista Class the "Investor Class," will rename the Institutional Fund "Agency Class" and will introduce a new "Institutional Class" of shares.

                                  CAPITALIZATION
                    PRO FORMA WITH CONCURRENT REORGANIZATION
              (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                         BENEFICIAL          SHARES         NET ASSETS      NET ASSET
                                          INTEREST         OUTSTANDING                      VALUE PER
                                         OUTSTANDING                                          SHARE
J.P. MORGAN FUNDS

Federal Money Market Fund                1,920,547                -         $1,920,590      $1.00
Institutional Federal Money Market Fund  2,197,615                -         $2,197,648      $1.00
Institutional Service Federal
(the Merging Fund)
Money Market Fund                        17,167                   -         $17,172         $1.00

THE SURVIVING FUND

Vista                                                      673,027          $673,013        $1.00
Premier                                                    312,286          $312,277        $1.00
Institutional                                              906,471          $906,486        $1.00
Reserve                                                    1                $1              $1.00

PRO FORMA THE SURVIVING FUND
WITH CONCURRENT REORGANIZATION

Agency                                                     2,197,615        $2,197,648      $1.00
Morgan                                                     673,027          $673,013        $1.00
Premier                                                    2,250,000        $2,250,039      $1.00
Institutional                                              906,471          $906,486        $1.00

                               INVESTMENT POLICIES

      The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund generally has similar investment policies to those of the Surviving Fund. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

OBJECTIVE

      The Surviving Fund's investment objective is to aim to provide current income while still preserving capital and maintaining liquidity. THE MERGING FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND SAME-DAY LIQUIDITY. The Surviving Fund cannot change its objective without shareholder approval. THE MERGING FUND MAY CHANGE ITS OBJECTIVE WITHOUT SUCH APPROVAL. SHAREHOLDERS OF THE SURVIVING FUND CURRENTLY ARE CONSIDERING A PROPOSAL THAT, IF PASSED AT A SHAREHOLDER MEETING TO BE HELD THE SAME DAY AS THE MEETING OF THE MERGING FUND, WOULD ALLOW THE SURVIVING FUND TO CHANGE ITS OBJECTIVE WITHOUT SHAREHOLDER APPROVAL.

MAIN INVESTMENT STRATEGIES

      The Surviving Fund invests its assets directly in portfolio securities. THE MERGING FUND INVESTS ITS ASSETS IN THE MASTER PORTFOLIO, WHICH IN TURN INVESTS IN PORTFOLIO SECURITIES.

      The Surviving Fund invests primarily in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest. The Surviving Fund does not enter into repurchase agreements. THE MERGING FUND INVESTS EXCLUSIVELY IN U.S. TREASURY SECURITIES AND IN U.S. GOVERNMENT AGENCY OBLIGATIONS THE INCOME FROM WHICH IS GENERALLY FREE FROM STATE AND LOCAL INCOME TAXES.

      The Surviving Fund seeks to maintain a net asset value of $1.00 per share.

      The dollar weighted average maturity of the Surviving Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

      The Surviving Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

      The Surviving Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by JPMFAM. The Surviving Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

INVESTMENT RESTRICTIONS

      The Surviving Fund and the Merging Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund, which means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, and (ii) more than 50% of the outstanding shares of a Fund.

--------------------------------------------------------------------------------------------------------------
                    SURVIVING FUND                                           MERGING FUND
--------------------------------------------------------------------------------------------------------------
While the Surviving Fund is also diversified under the    The Merging Fund may not make any investment
1940 Act, it is not subject to a similar fundamental      inconsistent with its classification as a
restriction.                                              diversified investment company under the 1940 Act.
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may not purchase the securities of     The Merging Fund may not purchase any security that
any issuer (other than securities issued or guaranteed    would cause it to concentrate its investments in the
by the U.S. government or any of its agencies or          securities of issuers primarily engaged in any
instrumentalities, or repurchase agreements secured       particular industry except as permitted by the
thereby) if, as a result, more than 25% of the            Commission.
Surviving Fund's total assets would be invested in the
securities of companies whose principal business
activities are in the same industry.  Notwithstanding
the foregoing, (i) with respect to the Surviving
Fund's permissible futures and options transactions in
U.S. Government securities, positions in such options
and futures shall not be subject to this restriction;
and (ii) the Surviving Fund may invest more than 25%
of its total assets in obligations issued by banks,
including U.S. banks.
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may not borrow money, except for       The Merging Fund may not borrow money, except to the
temporary or emergency purposes, or by engaging in        extent permitted by applicable law.
reverse repurchase transactions, in an amount not
exceeding 33% of the value of its total assets at the
time when the loan is made and may pledge, mortgage or
hypothecate no more than 1/3 of its net assets to
secure such borrowings.  Any borrowings representing
more than 5% of the Surviving
--------------------------------------------------------------------------------------------------------------


                                      -15-

--------------------------------------------------------------------------------------------------------------
Fund's total assets must be repaid before the
Surviving Fund may make additional investments.
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may not purchase or sell physical      The Merging Fund may not purchase or sell
commodities unless acquired as a result of ownership      commodities or commodity contracts unless acquired
of securities or other instruments but this shall not     as a result of ownership of securities or other
prevent the Fund from (i) purchasing or selling           instruments issued by persons that purchase or sell
options and futures contracts or from investing in        commodities or commodities contracts; but this shall
securities or other instruments backed by physical        not prevent the Merging Fund from purchasing,
commodities or (ii) engaging in forward purchases or      selling and entering into financial futures
sales of foreign currencies or securities.                contracts (including futures contracts on indices of
                                                          securities, interest rates and currencies), options
                                                          on financial futures contracts (including futures
                                                          contracts on indices of securities, interest rates
                                                          and currencies), warrants, swaps, forward contracts,
                                                          foreign currency spot and forward contracts or other
                                                          derivative instruments that are not related to
                                                          physical commodities.
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may not make loans, except that the    The Merging Fund may make loans to other persons, in
Surviving Fund may: (i) purchase and hold debt            accordance with the Fund's investment objective and
instruments (including without limitation, bonds,         policies and to the extent permitted by applicable
notes, debentures or other obligations and                law.
certificates of deposit, bankers' acceptances and
fixed time deposits) in accordance with its investment
objectives and policies; (ii) enter into repurchase
agreements with respect to portfolio securities; and
(iii) lend portfolio securities with a value not in
excess of one-third of the value of its total assets.
SHAREHOLDERS OF THE SURVIVING FUND CURRENTLY ARE
CONSIDERING A PROPOSAL THAT, IF PASSED AT A SHAREHOLDER
MEETING TO BE HELD THE SAME DAY AS THE MEETING OF THE
MERGING FUND, WOULD ALLOW A FUNDAMENTAL INVESTMENT
RESTRICTION REGARDING LOANS THAT IS IDENTICAL TO THE
MERGING FUND'S RESTRICTION.
--------------------------------------------------------------------------------------------------------------

      Neither Fund may issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

      Neither Fund may underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.

      Neither Fund may purchase or sell real estate (including, for the Surviving Fund, real estate limited partnerships), except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate and (b) invest in securities or other instruments issued by issuers that invest in real estate.

      Notwithstanding any other investment policy or restriction, the Surviving Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Surviving Fund. Although the Merging Fund currently invests all of its assets in the Fund Master Portfolio, following the Reorganization, the Surviving will invest directly in portfolio securities.

      NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Surviving Fund and/or the Merging Fund and may be changed by their respective Trustees.

--------------------------------------------------------------------------------------------------------------
                    SURVIVING FUND                                           MERGING FUND
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may not invest more than 10% of its    The Merging Fund may not acquire any illiquid
net assets in illiquid securities. For purposes of        securities, such as repurchase agreements with more
this non-fundamental restriction, "illiquid               than seven days to maturity or fixed time deposits
securities" include securities restricted as to resale    with a duration of over seven calendar days, if as a
unless they are determined to be readily marketable in    result thereof, more than 10% of the market value of
accordance with the procedures established by the         the Merging Fund's total assets would be in
Board of Trustees.                                        investments which are illiquid.
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may not make short sales of            The Merging Fund may not purchase securities on
securities, other than short sales "against the box,"     margin, make short sales of securities, or maintain
or purchase securities on margin except for short-term    a short position, provided that this restriction
credits necessary for clearance of portfolio              shall not be deemed to be applicable to the purchase
transactions, provided that this restriction will not     or sale of when-issued or delayed delivery
be applied to limit the use of options, futures           securities.
contracts and related options, in the manner otherwise
permitted by the investment restrictions, policies and
--------------------------------------------------------------------------------------------------------------


                                      -17-

--------------------------------------------------------------------------------------------------------------
investment program of the Fund. The Surviving Fund
has no current intention of making short sales against
the box.
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may not, with respect to 75% of its    The Merging Fund is not subject to a similar
assets, hold more than 10% of the outstanding voting      non-fundamental restriction, although as a matter of
securities of any issuer or invest more than 5% of its    fundamental policy the Merging Fund may not make any
assets in the securities of any one issuer (other than    investment inconsistent with its classification as a
obligations of the U.S. Government, its agencies and      diversified investment company under the 1940 Act.
instrumentalities).
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may invest up to 5% of its total       The Merging Fund may not acquire securities of other
assets in the securities of any one investment            investment companies, except as permitted by the
company, but may not own more than 3% of the              1940 Act or any order pursuant thereto.
securities of any one investment company or invest
more than 10% of its total assets in the securities
of other investment companies.
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may not purchase or sell interests     The Merging Fund is not subject to a similar
in oil, gas or mineral leases.                            non-fundamental restriction.
--------------------------------------------------------------------------------------------------------------
The Surviving Fund may not write, purchase or sell any    The Merging Fund is not subject to a similar
put or call option or any combination thereof,            non-fundamental restriction.
provided that this shall not prevent (i) the writing,
purchasing or selling of puts, calls or combinations
thereof with respect to portfolio securities or (ii)
with respect to the Surviving Fund's permissible
futures and options transactions, the writing,
purchasing, ownership, holding or selling of futures
and options positions or of puts, calls or
combinations thereof with respect to futures.
--------------------------------------------------------------------------------------------------------------
The Surviving Fund will not invest more than 25% of       The Merging Fund is not subject to a similar
its total assets in obligations issued by foreign         non-fundamental restriction.
banks (other than foreign branches of U.S. banks).
--------------------------------------------------------------------------------------------------------------


                                      -18-

--------------------------------------------------------------------------------------------------------------
The Surviving Fund is not subject to a similar            The Merging Fund may not borrow money (not including
non-fundamental restriction, although it is subject to    reverse repurchase agreements), except from banks
the fundamental restriction regarding borrowing           for temporary or extraordinary or emergency purposes
described above.                                          and then only in amounts up to 10% of the value of
                                                          the Fund's total assets, taken at cost at the time
                                                          of such borrowing (and provided that such borrowings
                                                          and reverse repurchase agreements do not exceed in
                                                          the aggregate one-third of the market value of the
                                                          Fund's total assets less liabilities other than the
                                                          obligations represented by the bank borrowings and
                                                          reverse repurchase agreements). The Merging Fund
                                                          may not mortgage, pledge, or hypothecate any assets
                                                          except in connection with any such borrowing and in
                                                          amounts up to 10% of the value of the Fund's net
                                                          assets at the time of such borrowing. The Fund will
                                                          not purchase securities while borrowings exceed 5%
                                                          of the Fund's total assets; provided, however, that
                                                          the Fund may increase its interest in an open-end
                                                          management investment company with the same
                                                          investment objective and restrictions as the Fund
                                                          while such borrowings are outstanding. This
                                                          borrowing provision is included to facilitate the
                                                          orderly sale of portfolio securities, for example,
                                                          in the event of abnormally heavy redemption
                                                          requests, and is not for investment purposes.
--------------------------------------------------------------------------------------------------------------


      There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

      Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares will be those of the Surviving Fund, which are generally similar to those of the Merging Fund. The following discussion applies to Premier Class shares. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

SALES CHARGES

      There is no sales charge to buy or sell Premier Class shares.

12b-1 FEES

      There is no Rule 12b-1 distribution plan for Premier Class shares of the Surviving Fund.

BUYING SURVIVING FUND SHARES

      THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF PREMIER CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

      The price shareholders pay for their shares is the net asset value per share (NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund seeks to maintain a stable NAV of $1.00. The Surviving Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Surviving Fund would receive if it sold the investment.

      The NAV of each class of shares is generally calculated as of 4:00 p.m. Eastern time each day the Surviving Fund is accepting purchase orders.

      A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

      The Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If an order is sent in proper form by the Surviving Fund's cut-off time, it will be processed at that day's price and you will be entitled to all dividends declared on that day. If your order is received after the cut-off time, it generally will be processed at the next day's price. If you pay by check before the cut-off time, your order generally will be processed the next day the Surviving Fund is open for business. Normally, the cut-off (in Eastern time) is 2:00 p.m. A later cut-off time may be permitted for investors buying their shares through Chase or a bank affiliate of Chase so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the Center, the agent could set earlier cut-off times. The Surviving Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early. You must provide a Taxpayer Identification Number when you open an account.

      The Surviving Fund has the right to reject any purchase order for any reason.

      Premier shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts, as well as individuals who meet the Surviving Fund's minimum investment requirements. Shareholders receiving Premier Class shares in the Reorganization will be permitted to purchase additional Premier shares in the future.

      For Premier Class shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 2:00 p.m., Eastern time, on the day the shareholder buys.

      Shareholders seeking to buy Premier Class shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

      A systematic investment plan is available for Premier Class shares.

SELLING SURVIVING FUND SHARES

      THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE PREMIER CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

      Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.

      Under normal circumstances, if a request is received before the cut-off time, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

      Generally, proceeds are sent by check, electronic transfer or wire. If a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds by electronic transfer or wire will be sent only to the bank account on the Surviving Fund's records.

      For Premier Class shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

      A shareholder who purchased through an investment representative or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

      Shareholders may also sell their shares by contacting the Center directly by calling 1-800-348-4782.

      A systematic withdrawal plan is available for Premier Class shares.

EXCHANGING SURVIVING FUND SHARES

      THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF PREMIER CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

      Premier Class shares of the Surviving Fund may be exchanged for shares of the same class in certain other JPMorgan Funds.

      For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

      The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Surviving Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

      For Premier Class shares, the Surviving Fund may close an account if the balance falls below $10,000,000. The Surviving Fund may also close the account if an investor is in the systematic investment plan and fails to meet investment minimums over a 12-month period. At least 60 days' notice will be given before closing the account.

      Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Surviving Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not follow reasonable procedures.

      It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

      MFT, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.10% of the average daily net assets of the Premier Class shares held by investors serviced by the shareholder servicing agent.

      JPMFAM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

      The Surviving Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

                             DISTRIBUTIONS AND TAXES

      The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

      The Surviving Fund declares dividends daily and distributes any net investment income at least monthly. Net capital gain is distributed annually. You have two options for your Surviving Fund distributions. You may:

      - reinvest all of them in additional Surviving Surviving Fund shares without a sales charge; or

      - take all distributions in cash or as a deposit in a pre-assigned bank account.

      If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

      Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

      If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

      Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

      The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                            AND THE SURVIVING FUND'S
                             ORGANIZATION STRUCTURE

      There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

      The Merging Fund is organized as a series of JPMIF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

      The Surviving Fund is organized as a series of MFT, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFT's operations are governed by MFT's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

      Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMIF's Trustees and the business of the Surviving Fund is managed by MFT's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

      Information concerning the current Trustees and officers of MFT and JPMIF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

      Each of MFT and JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that portfolio or class. The shares of each portfolio or class of either MFT or JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of MFT or JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither MFT nor JPMIF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFT or JPMIF.

SHAREHOLDER VOTING RIGHTS

      A vacancy in the Board of either MFT or JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

      Under Massachusetts law, shareholders of either MFT or JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFT and JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFT and JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

      Under the Declaration of Trust of each of MFT and JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFT and JPMIF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

      The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFT and JPMIF are available without charge upon written request to that trust.

        INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

      As noted above, the investment adviser of the Master Portfolio (and therefore the Merging Fund's assets) is JPMIM. Pursuant to an Advisory Agreement, the investment adviser of the Surviving Fund is JPMFAM.

DESCRIPTION OF JPMFAM

      JPMFAM, a registered investment adviser, is an indirect wholly-owned subsidiary of JPMC, incorporated under the laws of Delaware. JPMFAM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. As of _______ __, 2001, JPMFAM and certain of its affiliates (including JPMIM) provided investment management services with respect to assets of approximately $___ billion.

      Under the Advisory Agreement, JPMFAM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMFAM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. Under the Advisory Agreement, JPMFAM is obligated to furnish employees, office space and facilities required for the operation of the Surviving Fund. The services provided to the Surviving Fund by JPMFAM are substantially similar to the services currently provided to the Master Portfolio by JPMIM.

      EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMFAM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.10%. The Merging Fund currently pays JPMIM 0.20% of the first $1 billion of average daily net assets and 0.10% of average daily net assets in excess of $1 billion with respect to its assets in the Master Portfolio. JPMFAM may waive fees from time to time.

      Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMFAM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

      SUBCONTRACTING. JPMFAM is authorized by the Advisory Agreement to employ or associate with such other persons or entities as it believes to be appropriate to assist it in the performance of its duties. Any such person is required to be compensated by JPMFAM, not by the Surviving Fund, and to be approved by the shareholders of that Fund as required by the 1940 Act.

      LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMFAM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by MFT or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

      DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of MFT or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the MFT Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMFAM, and by JPMFAM on 60 days' written notice to MFT.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      JPMFAM, as the investment adviser to the Surviving Fund, has responsibilities with respect to the Fund's portfolio transactions and brokerage arrangements pursuant to the Fund's policies, subject to the overall authority of the MFT Board.

      Under the Advisory Agreement, JPMFAM, subject to the general supervision of the Board, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Surviving Fund with brokers and dealers selected by JPMFAM. These brokers and dealers may include brokers or dealers affiliated with JPMFAM to the extent permitted by the 1940 Act and MFT's policies and procedures applicable to the Fund. JPMFAM shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to such Fund. In assessing the best overall terms available for any transaction, JPMFAM shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to JPMFAM, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In no event shall JPMFAM be under any duty to obtain the lowest commission or the best net price for the Fund on any particular transaction, nor shall JPMFAM be under any duty to execute any order in a fashion either preferential to such Fund relative to other accounts managed by JPMFAM or otherwise materially adverse to such other accounts.

      In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to JPMFAM, the Fund and/or the other accounts over which JPMFAM exercises investment discretion. JPMFAM is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if JPMFAM determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of JPMFAM with respect to accounts over which it exercises investment discretion. JPMFAM shall report to the Board regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to such Fund.

      In executing portfolio transactions for the Fund, JPMFAM may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other funds or its other clients if, in JPMFAM's reasonable judgment, such aggregation (i) will result in an overall economic benefit to such fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in MFT's registration statement, as the case may be, and the Fund's Prospectus and Statement of Additional Information. In such event, JPMFAM will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to such Fund and such other clients.

      It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which JPMFAM exercises investment discretion. Conversely, MFT or any of its portfolios may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

OTHER SERVICES

      The Distributor is wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the distributor for both the Surviving Fund and the Merging Fund. BISYS Fund Services, Inc. is the sub-administrator for both the Surviving Fund and the Merging Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

      Chase serves as administrator, shareholder servicing agent, fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent, for the Surviving Fund. The services provided by Chase include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, Chase is responsible for the daily safekeeping of securities and cash held by the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, BONY will become the Surviving Fund's fund accountant and custodian.

      As administrator, Chase receives a fee of 0.10% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administration fee will be amended to reduce the fee to 0.05% for complex wide money market Fund assets in excess of $100 billion.

                                   PROPOSAL 2:
                              ELECTION OF TRUSTEES

      It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMIF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFT are being asked to approve the same Trustees as are being proposed for JPMIF.

      In connection with the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMFAM, JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of MFT and certain current Trustees of JPMIF (including certain numbers of their respective Advisory Boards). Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected.

      Shareholders of MFT are concurrently considering the election of the same individuals to the Board of Trustees of MFT. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of MFT and JPMIF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

      The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

THE JPMIF BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

      The election of each of the Nominees listed below requires the affirmative vote of a majority of all the votes entitled to be cast at the Meeting by all shareholders of JPMIF.

      The following are the nominees:

      ----------------------------------------------.

      The Board of Trustees of JPMIF met four times during the fiscal year ended October 31, 2000, and each of the Trustees attended at least 75% of the meetings.

      The Board of Trustees of JPMIF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer, Burns, Mallardi, and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the fiscal year ended October 31, 2000.

      A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of JPMIF, the Master Portfolio and certain other investment companies in the Fund Complex, up to and including creating a separate board of trustees. Each Trustee receives an annual fee of $75,000, which is allocated among all investment companies for which the Trustee serves.

*Interested Trustee, as defined by the 1940 Act.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

      Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the investment companies in the Fund Complex and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

      Trustee compensation expenses paid for the calendar year ended December 31, 2000 are set forth below.

                                                 Aggregate Trustee
                                             Compensation Paid by the       Total Trustee Compensation Accrued
             Name of Trustee                     Trust During 2000           by Fund Complex(1) During 2000(2)
             ---------------                 ------------------------       ----------------------------------
Frederick S. Addy, Trustee                           $   23,538                          $   75,000

William G. Burns, Trustee                            $   23,538                          $   75,000

Arthur C. Eschenlauer, Trustee                       $   23,538                          $   75,000

Matthew Healey, Trustee(3)
   Chairman and Chief Executive
   Officer                                           $   23,538                          $   75,000

Michael P. Mallardi, Trustee                         $   23,538                          $   75,000

---------------------------
(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

(2) No investment company within the Fund Complex has a pension or retirement plan.

(3) During 2000, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.


      The Trustees decide upon general policies and are responsible for overseeing JPMIF's business affairs. Each of JPMIF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMIF has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. It is anticipated that the Merging Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization.

      The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

MERGING FUND -- For the period November 5, 1997 (commencement of operations) through October 31, 1998, 1999 and 2000: $264, $564 and $1,054.

MASTER PORTFOLIO -- For the fiscal years ended October 31, 1998, 1999 and 2000:
$25,893, $36,961 and $46,373.

ADVISORY BOARD

      The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The Advisory Board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of JPMIF; but has no power to vote upon any matter put to a vote of the Trustees. The Advisory Board and the members thereof also serve each of the other trusts in the Fund Complex. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of JPMIF, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each Member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Fund Complex and is reimbursed for expenses incurred in connection for such service. The Members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

      Ann Maynard Gray -- Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

      John R. Laird-- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

      Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

      James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

PRINCIPAL EXECUTIVE OFFICERS:

      JPMIF's and the Master Portfolio's principal executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of JPMIM, are provided and compensated by Funds Distributors, Inc., a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of JPMIF and the Master Portfolio. JPMIF and the Master Portfolio have no employees.

      The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109. The principal executive officers of JPMIF are as follows:

NAME AND POSITION                           AGE       PRINCIPAL OCCUPATION AND OTHER INFORMATION
-------------------------------------  ------------  ----------------------------------------------------------
Matthew Healey                              63        Chief Executive Officer; Chairman, Pierpont Group,
                                                      since prior to 1993.  His address is Pine Tree Country
                                                      Club Estates, 10286 Saint Andrews Road, Boynton Beach,
                                                      Florida 33436.

Margaret W. Chambers                        41        Vice President and Secretary.  Senior Vice President
                                                      and General Counsel of JFD since April, 1998.  From
                                                      August 1996 to March 1998, Ms. Chambers was Vice
                                                      President and Assistant General Counsel for Loomis,
                                                      Sayles & Company, L.P.  From January 1986 to July 1996,
                                                      she was an associate with the law firm of Ropes & Gray.

George A. Rio                               46        President and Treasurer.  Executive Vice President and
                                                      Client Service Director of JFD since April 1998.  From
                                                      June 1995 to March 1998, Mr. Rio was Senior Vice
                                                      President and Senior Key Account Manager for Putnam
                                                      Mutual Funds.  From May 1994 to June 1995, Mr. Rio was
                                                      Director of Business Development for First Data
                                                      Corporation.

ACCOUNTANTS

      PricewaterhouseCoopers LLP serves as the Merging Fund's, the Master Portfolio's and the Surviving Fund's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFT or JPMIF engages it to do so.

      AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio and for the last fiscal year ended was $32,500.

      FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems and design implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $0.

      ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,150.

      The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS



GENERAL INFORMATION

      This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMIF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMIF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMIF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMIF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMIF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

      Only the Merging Fund Shareholders of record at the close of business on _________, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted _____________ Merging Fund Shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

      The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund Shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund Shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund Shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund Shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

      All Merging Fund Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposals.

      A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMIF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

      JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund), will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Prospectus/Proxy Statement and form of proxy. In addition to solicitations by mail, proxies may also be solicited by officers and regular employees of JPMIF by personal interview, by telephone or by telegraph without additional remuneration thereof. Professional solicitors may also be retained.

ABSTENTIONS AND BROKER NON-VOTES

      In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

      On the record date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% the class shares of the Merging Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                              Percentage of      Percentage of
                                Amount of     Merging Fund       Surviving Fund
                                 Shares      Owned on Record       Owned Upon
      Name and Address           Owned            Date            Consummation
-----------------------------  -----------  -----------------  ------------------


      On the record date, the Trustees and officers of MFT as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Surviving Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                                       Percentage of
                                       Amount of      Surviving Fund     Percentage of Surviving
                                        Shares        Owned on Record        Fund Owned Upon
         Name and Address                Owned             Date                Consummation
-----------------------------  -----------  -----------------  ------------------




                        ADDITIONAL INFORMATION ABOUT MFT

      Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in MFT's Statement of Additional Information, which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-348-4782. MFT is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500

West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                       ADDITIONAL INFORMATION ABOUT JPMIF

      Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMIF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

      The audited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal year ended October 31, 2000, the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended October 31, 2000 and the audited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal year ended August 31, 2000 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Master Portfolio and the Surviving Fund have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

      The unaudited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal period ended February 28, 2001, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS

      The JPMIF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMIF

Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

      Neither MFT nor JPMIF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                              SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to JPMIF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-766-7722.

                                      * * *

      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this ____ day of ______, 2001 by and among J.P. Morgan Institutional Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the JPMorgan Institutional Service Federal Money Market Fund (the "Transferor Portfolio"), Mutual Fund Trust (the "Acquiring Trust"), a Massachusetts business trust, on behalf of JPMorgan Federal Money Market Fund II (formerly, Chase Vista Federal Money Market Fund) (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

         WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

         WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

         1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

         (a)      PLAN OF REORGANIZATION.

         (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Premier Class share class in exchange for shares of the Transferor Portfolio, with the amounts of shares of each share class to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Transferor Portfolio and the Acquiring Portfolio. The determination of said Custodian shall be conclusive and binding on all parties in interest.

         (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

         (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

         (b)      EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

         (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on August 11, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").

         (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

         (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

         (c)      VALUATION.

         (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

         (ii) The number of Premier Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Premier Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

         (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

         2.       REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

         The Acquiring Trust represents and warrants as follows:

         (a)      ORGANIZATION, EXISTENCE, ETC.

                  The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b)      REGISTRATION AS INVESTMENT COMPANY.

                  The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

         (c)      CURRENT OFFERING DOCUMENTS.

                  The current prospectus and statement of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (d)      CAPITALIZATION.

                  The Acquiring Trust has an unlimited number of authorized shares of which as of February 28, 2001 there were outstanding 312,286 Premier Class shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

         (e)      FINANCIAL STATEMENTS.

                  The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended August 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"). The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal period ended February 28, 2001 fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

         (f)      SHARES TO BE ISSUED UPON REORGANIZATION.

                  The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

         (g)      AUTHORITY RELATIVE TO THIS PLAN.

                  The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

         (h)      LIABILITIES.

                  There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to February 28, 2001 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

         (i)      NO MATERIAL ADVERSE CHANGE.

                  Since February 28, 2001, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

         (j)      LITIGATION.

                  There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

         (k)      CONTRACTS.

                  No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

         (l)      TAXES.

                  The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

         (m)      NO APPROVALS REQUIRED.

                  Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

         3.       REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

         The Transferor Trust represents and warrants as follows:

         (a)      ORGANIZATION, EXISTENCE, ETC.

                  The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b)      REGISTRATION AS INVESTMENT COMPANY.

                  The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

         (c)      CURRENT OFFERING DOCUMENTS.

                  The current prospectus and statement of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (d)      CAPITALIZATION.

                  The Transferor Trust has an unlimited number of authorized shares of beneficial interest of which as of February 28, 2001 there were outstanding 17,167 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

         (e)      FINANCIAL STATEMENTS.

                  The financial statements for the Transferor Trust with respect to the Transferor Portfolio and for The Federal Money Market Portfolio for the fiscal year ended October 31, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio, The Federal Money Market Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

         (f)      AUTHORITY RELATIVE TO THIS PLAN.

                  The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

         (g)      LIABILITIES.

                  There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to October 31, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

         (h)      NO MATERIAL ADVERSE CHANGE.

                  Since October 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

         (i)      LITIGATION.

                  There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

         (j)      CONTRACTS.

                  The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

         (k)      TAXES.

                  The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

         (l)      NO APPROVALS REQUIRED.

                  Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

         4.       COVENANTS OF THE ACQUIRING TRUST

         The Acquiring Trust covenants to the following:

         (a)      REGISTRATION STATEMENT.

                  On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (b)      COOPERATION IN EFFECTING REORGANIZATION.

                  The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

         (c)      OPERATIONS IN THE ORDINARY COURSE.

                  Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         5.       COVENANTS OF THE TRANSFEROR TRUST

         The Transferor Trust covenants to the following:

         (a)      MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS.

                  The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

         (b)      PORTFOLIO SECURITIES.

                  With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

         (c)      REGISTRATION STATEMENT.

                  In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the

Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this Section 5(c).

         (d)      COOPERATION IN EFFECTING REORGANIZATION.

                  The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

         (e)      OPERATIONS IN THE ORDINARY COURSE.

                  Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         (f)      STATEMENT OF EARNINGS AND PROFITS.

                  As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

         6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

         The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a)      APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS.

                  This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

         (b)      COVENANTS, WARRANTIES AND REPRESENTATIONS.

                  The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since August 31, 2000.

         (c)      REGULATORY APPROVAL.

                  The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

         (d)      TAX OPINION.

                  The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of each Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization); and (v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

         (e)      CONCURRENT REORGANIZATION.

                  The reorganization of each of JPMorgan Institutional Federal Money Market Fund, a series of the Transferor Trust, and JPMorgan Federal Money Market Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

         7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

         The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a)      APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS.

                  The Transferor Shareholder Approval shall have been obtained.

         (b)      COVENANTS, WARRANTIES AND REPRESENTATIONS.

                  The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since October 31, 2000.

         (c)      PORTFOLIO SECURITIES.

                  All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

         (d)      REGULATORY APPROVAL.

                  The Regulatory Approvals shall have been obtained.

         (e)      DISTRIBUTION OF INCOME AND GAINS.

                  The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

         (f)      TAX OPINION.

                  The Acquiring Trust shall have received the Tax Opinion.

         (g)      CONCURRENT REORGANIZATION.

                  The reorganization of each of JPMorgan Institutional Federal Money Market Fund, a series of the Transferor Trust, and JPMorgan Federal Money Market Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

         8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

         (a)      AMENDMENTS.

                  The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

         (b)      WAIVERS.

                  At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

         (c)      TERMINATION BY THE TRANSFEROR TRUST.

                  The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMFAM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or J.P. Morgan Investment Management Inc. ("JPMIM") on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

         (d)      TERMINATION BY THE ACQUIRING TRUST.

                  The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or
(ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

         (e)      SURVIVAL.

                  No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

         9.       EXPENSES

         The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.

         10.      NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

         if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

              1211 Avenue of the Americas, 41st Floor
              New York, New York 10036

              with a copy to:

              Simpson Thacher & Bartlett
              425 Lexington Avenue
              New York, New York 10017
              Attention: Sarah E. Cogan, Esq.

         if to the Transferor Trust (for itself or on behalf of the Transferor Portfolio):

              60 State Street
              Suite 1300
              Boston, Massachusetts 02109
              with a copy to:

              Sullivan & Cromwell
              125 Broad Street
              New York, New York  10004
              Attention:  John E. Baumgardner, Jr., Esq.

         11.      RELIANCE

         All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

         12.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

         (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

         (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

         (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

         (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

         (e) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

         (f) The name "Mutual Fund Trust" is the designation of its Trustees under a Declaration of Trust dated February 1, 1994, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

         IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.



       J.P. MORGAN INSTITUTIONAL FUNDS

       on behalf of J.P. Morgan Institutional Service Federal Money Market Fund


       By:
          --------------------------------------------------
             Name:
             Title:



       MUTUAL FUND TRUST

       on behalf of JPMorgan Federal Money Market Fund II


       By:
          --------------------------------------------------
             Name:
             Title:




       Agreed and acknowledged with respect to Section 9:


       J.P. MORGAN CHASE & CO.


       By:
          --------------------------------------------------
             Name:
             Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
          J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND,
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 16, 2001 for the Special Meeting of Shareholders of J.P. Morgan Institutional Service Federal Money Market Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling the Merging Fund at 1-800-766-7722.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Surviving Fund and the Merging Fund is contained in each of MFT's and JPMIF's Statements of Additional Information, which are incorporated herein by reference.

         The date of this Statement of Additional Information is May 16, 2001.

                               GENERAL INFORMATION


         The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

         With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of __________, 2001 by and among JPMIF, on behalf of the Merging Fund, MFT, on behalf of the Surviving Fund, and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by MFT in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

         Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of shares in the Merging Fund will receive Premier Class shares of the Surviving of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

         At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMIF.

         A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The audited financial highlights, financial statements and notes thereto of the Merging Fund and the Surviving Fund contained in their Annual Reports dated October 31, 2000 and August 31, 2000, respectively, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Annual Report dated October 31, 2000 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Merging Fund's, the Master Portfolio's and the Surviving Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund and the Master Portfolio for the fiscal year ended October 31, 2000 and for the Surviving Fund for the fiscal year ended August 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

         The unaudited financial highlights, financial statements and notes thereto of the Surviving Fund for the fiscal period ended February 28, 2001, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS

  The Federal Money Market Portfolio / JPMorgan Federal Money Market Fund II
              Proforma Combining Schedule of Portfolio Investments
                                February 28, 2001
                             (Amounts in Thousands)


                                                                            PRINCIPAL AMOUNT
                                                      ---------------------------------------------------------
                                                                                                     PRO FORMA
                                                                            THE                      COMBINED
                                                          JPMORGAN     FEDERAL MONEY                  JPMORGAN
                                                       FEDERAL MONEY      MARKET      PRO FORMA     FEDERAL MONEY
                                                      MARKET FUND II     PORTFOLIO    ADJUSTMENTS    MARKET FUND
                                                      --------------     ---------    -----------      --------
     MONEY MARKET INSTRUMENTS               101.77%

     U.S. GOVERNMENT AGENCY SECURITIES      94.7%

     FEDERAL FARM CREDIT BANK -             15.67%
     Federal Farm Credit Bank,
     5.13%, 04/02/01                                                      $ 2,075                      $ 2,075
     5.32%, 03/01/01                                                      250,000                      250,000
     5.35%, 03/25/01                                                      100,000                      100,000
     5.38%, 03/11/01                                                      100,000                      100,000
     5.40%, 03/10/01                                                       25,000                       25,000
     5.88%, 07/02/01                                                       50,000                       50,000
     6.60%, 03/01/01                                                       88,300                       88,300
     DN, 4.26%, 03/05/01                                                    1,375                        1,375
     DN, 4.82%, 08/27/01                                                   15,000                       15,000
     DN, 5.04%, 04/06/01                                                   38,925                       38,925
     DN, 5.07%, 01/09/02                                      50,000                                    50,000
     DN, 5.09%, 03/29/01                                                   14,000                       14,000
     DN, 5.13%, 03/26/01                                                   20,195                       20,195
     DN, 5.21%, 03/09/01                                                   72,580                       72,580
     DN, 5.39%, 03/05/01                                      20,000                                    20,000
     FRN, 6.45%, 05/01/01                                    100,000                                   100,000



     FEDERAL HOME LOAN BANK -               78.21%
     Federal Home Loan Bank,
     5.12%, 01/16/02                                          20,000                                    20,000
     5.31%, 05/01/01                                                      100,000                      100,000
     5.34%, 03/26/01                                                      100,000                      100,000
     5.37%, 03/15/01                                                      100,000                      100,000
     5.39%, 03/17/01                                                       50,000                       50,000
     5.47%, 03/01/01                                                      130,000                      130,000
     5.50%, 03/01/01                                                      100,000                      100,000
     5.89%, 07/19/01                                                       28,500                       28,500
     6.38%, 12/20/01                                          50,000                                    50,000
     6.50%, 04/26/01                                                       50,000                       50,000
     6.67%, 04/06/01                                                       40,000                       40,000
     6.75%, 03/01/01                                          25,000                                    25,000
     7.13%, 11/15/01                                          50,000                                    50,000
     DN, 4.75%, 03/01/01                                       9,005        4,032                       13,037
     DN, 4.76%, 03/09/01                                                  100,000                      100,000
     DN, 4.83%, 08/22/01                                                   15,000                       15,000
     DN, 4.86%, 08/10/01                                      35,000                                    35,000
                                                                                           VALUE
                                                           -------------------------------------------------------------

                                                                                                              PRO FORMA
                                                                                                               COMBINED
                                                              JPMORGAN           JPMORGAN                      JPMORGAN
                                                           FEDERAL MONEY      FEDERAL MONEY      PRO FORMA   FEDERAL MONEY
                                                           MARKET FUND II    MARKET PORTFOLIO    ADJUSTMENTS  MARKET FUND
                                                           --------------    ----------------    -----------   ---------
     MONEY MARKET INSTRUMENTS               101.77%

     U.S. GOVERNMENT AGENCY SECURITIES      94.7%

     FEDERAL FARM CREDIT BANK -             15.67%
     Federal Farm Credit Bank,
     5.13%, 04/02/01                                                           $ 2,072                            $ 2,072
     5.32%, 03/01/01                                                           250,000                            250,000
     5.35%, 03/25/01                                                           100,000                            100,000
     5.38%, 03/11/01                                                            99,993                             99,993
     5.40%, 03/10/01                                                            25,000                             25,000
     5.88%, 07/02/01                                                            49,875                             49,875
     6.60%, 03/01/01                                                            88,300                             88,300
     DN, 4.26%, 03/05/01                                                         1,374                              1,374
     DN, 4.82%, 08/27/01                                                        14,647                             14,647
     DN, 5.04%, 04/06/01                                                        38,703                             38,703
     DN, 5.07%, 01/09/02                                     47,898                                                47,898
     DN, 5.09%, 03/29/01                                                        13,943                             13,943
     DN, 5.13%, 03/26/01                                                        20,120                             20,120
     DN, 5.21%, 03/09/01                                                        72,484                             72,484
     DN, 5.39%, 03/05/01                                     19,988                                                19,988
     FRN, 6.45%, 05/01/01                                    99,992                                                99,992
                                                                                                               -----------
                                                                                                                  944,389

     FEDERAL HOME LOAN BANK -               78.21%
     Federal Home Loan Bank,
     5.12%, 01/16/02                                         19,986                                                19,986
     5.31%, 05/01/01                                                            99,975                             99,975
     5.34%, 03/26/01                                                            99,966                             99,966
     5.37%, 03/15/01                                                            99,968                             99,968
     5.39%, 03/17/01                                                            49,989                             49,989
     5.47%, 03/01/01                                                           129,965                            129,965
     5.50%, 03/01/01                                                            99,999                             99,999
     5.89%, 07/19/01                                                            28,477                             28,477
     6.38%, 12/20/01                                         50,000                                                50,000
     6.50%, 04/26/01                                                            49,992                             49,992
     6.67%, 04/06/01                                                            40,000                             40,000
     6.75%, 03/01/01                                         25,000                                                25,000
     7.13%, 11/15/01                                         50,325                                                50,325
     DN, 4.75%, 03/01/01                                      9,005              4,032                             13,037
     DN, 4.76%, 03/09/01                                                        99,881                             99,881
     DN, 4.83%, 08/22/01                                                        14,656                             14,656
     DN, 4.86%, 08/22/01                                     34,252                                                34,252


                  See Notes to Pro Forma Financial Statements.

                         PRO FORMA FINANCIAL STATEMENTS

  The Federal Money Market Portfolio / JPMorgan Federal Money Market Fund II
              Proforma Combining Schedule of Portfolio Investments
                                February 28, 2001
                             (Amounts in Thousands)


                                                                            PRINCIPAL AMOUNT
                                                      ---------------------------------------------------------
                                                                                                      PRO FORMA
                                                                            THE                        COMBINED
                                                          JPMORGAN     FEDERAL MONEY                   JPMORGAN
                                                       FEDERAL MONEY      MARKET      PRO FORMA      FEDERAL MONEY
                                                      MARKET FUND II     PORTFOLIO    ADJUSTMENTS     MARKET FUND
                                                      --------------     ---------    -----------      --------
     DN, 4.86%, 08/10/01                                      35,000                                    35,000
     DN, 4.89%, 08/15/01                                                  101,345                      101,345
     DN, 4.90%, 08/24/01                                                   62,762                       62,762
     DN, 4.92%, 08/01/01                                                   33,895                       33,895
     DN, 4.95%, 08/03/01                                      40,000                                    40,000
     DN, 5.03%, 03/16/01                                                   86,350                       86,350
     DN, 5.03%, 04/04/01                                                  148,312                      148,312
     DN, 5.07%, 05/02/01                                                   70,439                       70,439
     DN, 5.09%, 04/06/01                                                   11,480                       11,480
     DN, 5.11%, 04/25/01                                                   74,798                       74,798
     DN, 5.13%, 03/21/01                                                  213,513                      213,513
     DN, 5.16%, 04/11/01                                                   25,000                       25,000
     DN, 5.18%, 04/17/01                                                   96,199                       96,199
     DN, 5.18%, 07/06/01                                      90,000                                    90,000
     DN, 5.19%, 04/27/01                                      23,216                                    23,216
     DN, 5.21%, 03/07/01                                                  150,000                      150,000
     DN, 5.22%, 04/27/01                                                   60,000                       60,000
     DN, 5.23%, 03/01/01                                     300,000                                   300,000
     DN, 5.25%, 03/28/01                                                   50,000                       50,000
     DN, 5.26%, 04/20/01                                                  149,056                      149,056
     DN, 5.29%, 04/18/01                                                   97,656                       97,656
     DN, 5.36%, 03/02/01                                      50,000                                    50,000
     DN, 5.38%, 03/02/01                                     100,000                                   100,000
     DN, 5.46%, 03/22/01                                      50,000                                    50,000
     DN, 5.77%, 06/01/01                                                    7,313                        7,313
     DN, 5.84%, 05/11/01                                                   24,345                       24,345
     DN, 5.85%, 04/09/01                                                  121,000                      121,000
     DN, 5.88%, 06/27/01                                                  150,000                      150,000
     DN, 5.95%, 05/11/01                                      75,000                                    75,000
     DN, 6.03%, 05/01/01                                      75,000                                    75,000
     DN, 6.23%, 04/16/01                                                   51,564                       51,564
     DN, 6.37%, 05/04/01                                      50,000                                    50,000
     DN, 6.51%, 03/15/01                                      25,000                                    25,000
     DN, 6.55%, 04/09/01                                      25,000                                    25,000
     DN, 6.55%, 09/13/01                                      25,000                                    25,000
     DN, 6.57%, 04/20/01                                      25,000                                    25,000
     DN, 6.63%, 08/31/01                                      25,000                                    25,000
     FRN, 5.14%, 03/05/01                                                  98,000                       98,000
     FRN, 5.24%, 05/10/01                                     50,000                                    50,000
     FRN, 5.39%, 03/20/01                                                 100,000                      100,000
     FRN, 5.40%, 03/15/01                                                 160,000                      160,000
     FRN, 5.45%, 02/21/02                                    100,000                                   100,000
     FRN, 5.45%, 03/01/01                                                 160,000                      160,000
     FRN, 5.48%, 7/18/01                                      50,000                                    50,000
                                                                                           VALUE
                                                           -------------------------------------------------------------
                                                                                                               PRO FORMA
                                                                                                                COMBINED
                                                              JPMORGAN           JPMORGAN                       JPMORGAN
                                                           FEDERAL MONEY      FEDERAL MONEY      PRO FORMA    FEDERAL MONEY
                                                           MARKET FUND II    MARKET PORTFOLIO    ADJUSTMENTS   MARKET FUND
                                                           --------------    ----------------    -----------   ---------
     DN, 4.86%, 08/10/01                                     34,252                                                34,252
     DN, 4.89%, 08/15/01                                                        99,074                             99,074
     DN, 4.90%, 08/24/01                                                        61,288                             61,288
     DN, 4.92%, 08/01/01                                                        33,196                             33,196
     DN, 4.95%, 08/03/01                                     39,166                                                39,166
     DN, 5.03%, 03/16/01                                                        86,153                             86,153
     DN, 5.03%, 04/04/01                                                       147,453                            147,453
     DN, 5.07%, 05/02/01                                                        69,821                             69,821
     DN, 5.09%, 04/06/01                                                        11,420                             11,420
     DN, 5.11%, 04/25/01                                                        74,208                             74,208
     DN, 5.13%, 03/21/01                                                       212,796                            212,796
     DN, 5.16%, 04/11/01                                                        24,851                             24,851
     DN, 5.18%, 04/17/01                                                        95,540                             95,540
     DN, 5.18%, 07/06/01                                     88,397                                                88,397
     DN, 5.19%, 04/27/01                                     23,027                                                23,027
     DN, 5.21%, 03/07/01                                                       149,858                            149,858
     DN, 5.22%, 04/27/01                                                        59,499                             59,499
     DN, 5.23%, 03/01/01                                    300,000                                               300,000
     DN, 5.25%, 03/28/01                                                        49,797                             49,797
     DN, 5.26%, 04/20/01                                                       147,955                            147,955
     DN, 5.29%, 04/18/01                                                        96,960                             96,960
     DN, 5.36%, 03/02/01                                     49,993                                                49,993
     DN, 5.38%, 03/02/01                                     99,985                                                99,985
     DN, 5.46%, 03/22/01                                     49,842                                                49,842
     DN, 5.77%, 06/01/01                                                         7,206                              7,206
     DN, 5.84%, 05/11/01                                                        24,064                             24,064
     DN, 5.85%, 04/09/01                                                       120,219                            120,219
     DN, 5.88%, 06/27/01                                                       147,139                            147,139
     DN, 5.95%, 05/11/01                                     74,139                                                74,139
     DN, 6.03%, 05/01/01                                     74,250                                                74,250
     DN, 6.23%, 04/16/01                                                        51,148                             51,148
     DN, 6.37%, 05/04/01                                     49,449                                                49,449
     DN, 6.51%, 03/15/01                                     24,941                                                24,941
     DN, 6.55%, 04/09/01                                     24,833                                                24,833
     DN, 6.55%, 09/13/01                                     24,163                                                24,163
     DN, 6.57%, 04/20/01                                     24,786                                                24,786
     DN, 6.63%, 08/31/01                                     24,210                                                24,210
     FRN, 5.14%, 03/05/01                                                       98,000                             98,000
     FRN, 5.24%, 05/10/01                                    49,995                                                49,995
     FRN, 5.39%, 03/20/01                                                       99,977                             99,977
     FRN, 5.40%, 03/15/01                                                      159,955                            159,955
     FRN, 5.45%, 02/21/02                                    99,981                                                99,981
     FRN, 5.45%, 03/01/01                                                      159,970                            159,970
     FRN, 5.48%, 7/18/01                                     49,987                                                49,987


                  See Notes to Pro Forma Financial Statements.

                         PRO FORMA FINANCIAL STATEMENTS

  The Federal Money Market Portfolio / JPMorgan Federal Money Market Fund II
              Proforma Combining Schedule of Portfolio Investments
                                February 28, 2001
                             (Amounts in Thousands)


                                                                            PRINCIPAL AMOUNT
                                                      ---------------------------------------------------------
                                                                                                     PRO FORMA
                                                                            THE                       COMBINED
                                                          JPMORGAN     FEDERAL MONEY                  JPMORGAN
                                                       FEDERAL MONEY      MARKET      PRO FORMA     FEDERAL MONEY
                                                      MARKET FUND II     PORTFOLIO    ADJUSTMENTS    MARKET FUND
                                                      --------------     ---------    -----------      --------
     FRN, 5.52%, 04/19/01                                                 125,000                      125,000
     FRN, 5.52%, 10/19/01                                     50,000                                    50,000
     MTN, FRN, 5.47%, 03/20/01                                75,000                                    75,000



     FEDERAL HOME LOAN MORTGAGE COMPANY -   0.82%
     Federal Home Loan Mortgage Company,
     DN, 5.13%, 03/19/01                                                   25,000                       25,000
     DN, 5.57%, 03/08/01                                                   24,790                       24,790



     STUDENT LOAN MARKETING ASSOCIATION -   6.15%
     Student Loan Marketing Association,
     DN, 5.00%, 03/01/01                                                    6,175                        6,175
     DN, 5.05%, 03/30/01                                                   30,000                       30,000
     DN, 6.02%, 04/02/01                                                   93,750                       93,750
     FRN, 5.25%, 11/15/01                                     50,000                                    50,000
     FRN, 5.28%, 07/19/01                                     28,200                                    28,200
     FRN, 5.35%, 08/23/01                                    113,000                                   113,000
     MTN, FRN, 5.25%, 09/13/01                                50,000                                    50,000



     STATE AND MUNICIPAL OBLIGATIONS -      0.91%
     Tennessee Valley Authority,
     DN, 4.28%, 03/05/01                                                   55,000                       55,000

     TOTAL INVESTMENTS -                    101.77%       $1,903,421   $4,257,724                  $ 6,161,145
                                                                                           VALUE
                                                           -------------------------------------------------------------
                                                                                                              PRO FORMA
                                                                                                               COMBINED
                                                              JPMORGAN             THE                         JPMORGAN
                                                           FEDERAL MONEY      FEDERAL MONEY      PRO FORMA   FEDERAL MONEY
                                                           MARKET FUND II    MARKET PORTFOLIO    ADJUSTMENTS  MARKET FUND
                                                           --------------    ----------------    -----------   ---------
     FRN, 5.52%, 04/19/01                                                            124,946                     124,946
     FRN, 5.52%, 10/19/01                                        49,978                                           49,978
     MTN, FRN, 5.47%, 03/20/01                                   74,998                                           74,998
                                                                                                              -----------
                                                                                                               4,714,076

     FEDERAL HOME LOAN MORTGAGE COMPANY -   0.82%
     Federal Home Loan Mortgage Company,
     DN, 5.13%, 03/19/01                                                              24,933                      24,933
     DN, 5.57%, 03/08/01                                                              24,759                      24,759
                                                                                                              -----------
                                                                                                                  49,692

     STUDENT LOAN MARKETING ASSOCIATION -   6.15%
     Student Loan Marketing Association,
     DN, 5.00%, 03/01/01                                                               6,175                       6,175
     DN, 5.05%, 03/30/01                                                              29,874                      29,874
     DN, 6.02%, 04/02/01                                                              93,236                      93,236
     FRN, 5.25%, 11/15/01                                        50,000                                           50,000
     FRN, 5.28%, 07/19/01                                        28,198                                           28,198
     FRN, 5.35%, 08/23/01                                       113,011                                          113,011
     MTN, FRN, 5.25%, 09/13/01                                   49,984                                           49,984
                                                                                                              -----------
                                                                                                                 370,478

     STATE AND MUNICIPAL OBLIGATIONS -      0.91%
     Tennessee Valley Authority,
     DN, 4.28%, 03/05/01                                                              54,967                      54,967

     TOTAL INVESTMENTS -                    101.77%         $ 1,893,759          $ 4,239,843                 $ 6,133,602
                                                       (COST $1,893,759)    (COST $4,239,843)

DN - Discount Notes: The rate shown is the effective yield at the date of purchase.

FRN - Floating Rate Note: The maturity date is the actual maturity date; the rate shown is the rate in effect at February 28, 2001.

MTN - Medium Term Notes


                  See Notes to Pro Forma Financial Statements.

            J.P. MORGAN FEDERAL MONEY MARKET PORTFOLIO / CHASE VISTA
                          FEDERAL MONEY MARKET FUND II
             PRO FORM COMBINING STATEMENT OF ASSETS AND LIABILITIES
                       AS OF FEBRUARY 28, 2001 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                J.P. MORGAN    J.P. MORGAN     J.P. MORGAN
                                                                               FEDERAL MONEY  INSTITUTIONAL   INSTITUTIONAL
                                                                                MARKET FUND   FEDERAL MONEY  SERVICE FEDERAL
                                                                                               MARKET FUND     MONEY MARKET
                                                                                                                   FUND

ASSETS:
Investment securities, at value                                                        $ -            $ -         $ -
Investment in The Federal Money Market Portfolio ("Portfolio"), at value         1,929,099      2,206,876      17,331
Cash                                                                                     -              -           -
Deferred organization cost                                                               -              -           4
Other assets                                                                             1            331          37
Receivables:
    Interest                                                                             -              -           -
Expenses reimbursement from distributor                                                  -              -           -

                                                                               ---------------------------------------
               Total Assets                                                      1,929,100      2,207,207      17,372
                                                                               ---------------------------------------


LIABILITIES:
Payables:
    Investment securities purchased                                                      -              -           -
      Dividends                                                                      8,054          9,268         116
      Other                                                                              5             (0)          -
Accrued liabilities:
      Investment advisory fees                                                           -              -
      Administrative service fees                                                      374            168           9
      Administration fees                                                               37             41           5
      Shareholder servicing fees                                                         -              -           -
      Custodian fees                                                                     -              -           -
      Distribution fees                                                                  -              -           -
      Other                                                                             40             82          70

                                                                               ---------------------------------------
               Total Liabilities                                                     8,510          9,559         200
                                                                               ---------------------------------------

NET ASSETS:
      Paid-in capital                                                            1,920,549      2,197,614      17,167
      Accumulated undistributed (distributions in excess of ) net
        investment income                                                               18             22           5
      Accumulated net realized gain on investment transactions                          23             12           -

                                                                               ---------------------------------------
               Net Assets                                                      $ 1,920,590    $ 2,197,648    $ 17,172
                                                                               ---------------------------------------

Shares of beneficial interest outstanding                                        1,920,547      2,197,615      17,167

Shares outstanding
      Vista (renamed Morgan)
      Premier
      Institutional (renamed Agency)
        Reserve

Net Asset Value Per Share                                                           $ 1.00         $ 1.00      $ 1.00


PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN FEDERAL MONEY MARKET FUND
Shares outstanding
      Institutional
      Morgan
      Premier
      Agency

Net Asset Value:
      Agency
      Investor
      Premier
      Institutional


                                                                               ---------------------------------------
                                                           Cost of investments           -              -           -
                                                                               =======================================

                                                                               J.P. MORGAN FEDERAL   JPMORGAN FEDERAL
                                                                                      MONEY               MONEY
                                                                                MARKET PORTFOLIO       MARKET FUND



ASSETS:
Investment securities, at value                                                    $ 4,239,843        $ 1,893,759
Investment in The Federal Money Market Portfolio ("Portfolio"), at value                     -                  -
Cash                                                                                        32                  1
Deferred organization cost                                                                   -                  -
Other assets                                                                                 4                  7
Receivables:
    Interest                                                                            11,986              6,762
      Expenses reimbursement from distributor                                                -                  7

                                                                               -----------------    --------------
               Total Assets                                                          4,251,865          1,900,536
                                                                               -----------------    --------------


LIABILITIES:
Payables:
    Investment securities purchased                                                     98,000                  -
      Dividends                                                                              -              7,618
      Other                                                                                  -                  -
Accrued liabilities:
      Investment advisory fees                                                             412                143
      Administrative service fees                                                            1                  -
      Administration fees                                                                   81                143
      Shareholder servicing fees                                                             -                246
      Custodian fees                                                                        25                 38
      Distribution fees                                                                      -                 52
      Other                                                                                 40                519

                                                                               -----------------    --------------
               Total Liabilities                                                        98,559              8,759
                                                                               -----------------    --------------

NET ASSETS:
      Paid-in capital                                                                        -          1,891,793
      Accumulated undistributed (distributions in excess of ) net
        investment income                                                                    -                (35)
      Accumulated net realized gain on investment transactions                               -                 19

                                                                               -----------------    --------------
               Net Assets                                                          $ 4,153,306        $ 1,891,777
                                                                               -----------------    --------------

Shares of beneficial interest outstanding

Shares outstanding                                                                                        673,027
Vista (Renamed Morgan)                                                                                    312,286
Premier                                                                                                   906,471
Institutional (Renamed Agency)                                                                                  1
Reserve
Net Asset Value Per Share                                                                                  $ 1.00


PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN FEDERAL MONEY MARKET FUND
Shares outstanding
      Institutional
      Morgan
      Premier
      Agency

Net Asset Value:
      Agency
      Investor
      Premier
      Institutional

                                                                               -----------------    --------------
                                                           Cost of investments       4,239,843        $ 1,893,759
                                                                               =================    ==============
                                                                                     PRO FORMA        PRO FORMA
                                                                                    ADJUSTMENTS        COMBINED
                                                                                                      JPMORGAN
                                                                                                    FEDERAL MONEY
                                                                                                     MARKET FUND
                                                                                ------------------  --------------
ASSETS:
Investment securities, at value                                                           $ -       $ 6,133,602
Investment in The Federal Money Market Portfolio ("Portfolio"), at value           (4,153,306) (a)            -
Cash                                                                                        -                33
Deferred organization cost                                                                 (4) (b)            -
Other assets                                                                                                380
Receivables:                                                                                                  -
    Interest                                                                                -            18,748
Expenses reimbursement from distributor                                                     4  (b)           11

                                                                               -------------------  -------------
               Total Assets                                                        (4,153,306)        6,152,774
                                                                               -------------------  -------------


LIABILITIES:
Payables:
    Investment securities purchased                                                         -            98,000
      Dividends                                                                             -            25,056
      Other                                                                                 -                 5
Accrued liabilities:
      Investment advisory fees                                                              -               555
      Administrative service fees                                                           -               552
      Administration fees                                                                   -               307
      Shareholder servicing fees                                                            -               246
      Custodian fees                                                                        -                63
      Distribution fees                                                                     -                52
      Other                                                                                 -               711

                                                                               -------------------  -------------
               Total Liabilities                                                            -           125,547
                                                                               -------------------  -------------

NET ASSETS:
      Paid-in capital                                                                       -         6,027,123
      Accumulated undistributed (distributions in excess of ) net
        investment income                                                                                    10
      Accumulated net realized gain on investment transactions                              -                54
                                                                               -------------------  -------------
               Net Assets                                                        $ (4,153,306)      $ 6,027,187
                                                                               -------------------  -------------

Shares of beneficial interest outstanding                                          (4,135,329) (d)            -

Shares outstanding                                                                   (673,027) (e)            -
      Vista (Renamed Morgan                                                          (312,286) (e)            -
      Premier                                                                        (906,471) (e)            -
      Institutional (Renamed Agency                                                        (1) (e)            -
      Reserve
Net Asset Value Per Share


PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN FEDERAL MONEY MARKET FUND
Shares outstanding
      Institutional                                                                 2,197,615  (c)    2,197,615
      Morgan                                                                          673,028  (c)      673,028
      Premier                                                                       2,250,000  (c)    2,250,000
      Agency                                                                          906,471  (c)      906,471

Net Asset Value:
      Agency                                                                                             $ 1.00
      Morgan                                                                                             $ 1.00
      Premier                                                                                            $ 1.00
      Institutional                                                                                      $ 1.00

                                                                               -------------------  -------------
                                                           Cost of investments              -         6,133,602
                                                                               ===================  =============




(a)  Reallocation of investment from the feeder funds to the master portfolio.

(b)  Write-off of deferred organization expenses of the portfolio.


(c) Reflects the additional number of shares outstanding due to the Concurrent Reorganization.


(d) Reallocation of feeder fund's beneficial interest to Agency, Investor, Premier, Institutional and Reserves Shares due to the Concurrent Reorganization.

(e) Reallocation of JPMorgan Federal Money Market Fund II shares outstanding to Institutional, Morgan, Premier, and Agency due to the Concurrent Reorganization.


                  See Notes to Pro Forma Financial Statements.

            THE MORGAN FEDERAL MONEY MARKET PORTFOLIO / JPMORGAN
                          FEDERAL MONEY MARKET FUND II
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                        J.P. MORGAN    J.P. MORGAN     J.P. MORGAN           THE
                                                       FEDERAL MONEY  INSTITUTIONAL   INSTITUTIONAL     FEDERAL MONEY
                                                        MARKET FUND   FEDERAL MONEY  SERVICE FEDERAL   MARKET PORTFOLIO
                                                                       MARKET FUND     MONEY MARKET
                                                                                           FUND

INCOME:

  Allocated investment income from portfolio           $ 90,903          $ 117,347         $ 10,568                   $ -
  Interest income                                                                                                 224,708
                                                       ------------------------------------------------------------------
    Investment income                                    90,903            117,347           10,568               224,708
                                                       ------------------------------------------------------------------


EXPENSES:

  Investment advisory fees                                    -                  -                -                 4,538
  Administration fees                                       368                472               42                   867
  Shareholder servicing fees                              3,679              1,895               74                     -
  Financial and fund accounting services                     20                 20               20                     -
  Distribution fees                                           -                  -                -                     -
  Custodian fees                                              -                  -                -                   329
  Registration costs                                        171                223               43                     -
  Transfer agent fees                                        32                 24               12                     -
  Professional fees                                          18                 20               11                    54
  Printing and postage                                       10                  8               10                    10
  Trustees' fees                                             17                 19                1                    37
  Fund service fees                                           -                 26                1                    33
  Service organization fees                                   -                  -              432                     -
  Amortization of organizational expenses                     -                  -                1                     -
  Other                                                      28                 14                5                    22

                                                       ------------------------------------------------------------------
    Total expenses                                        4,343              2,721              652                 5,890
                                                       ------------------------------------------------------------------

    Less amounts waived                                       -                  -                -                     -
    Less earnings credit                                      -                  -                -                     -
    Less expense reimbursements                               -              2,091              169                     -

                                                       ------------------------------------------------------------------
    Net expenses                                          4,343                630              483                 5,890
                                                       ------------------------------------------------------------------

                                                       ------------------------------------------------------------------
    Net investment income                                86,560            116,717           10,085               218,818
                                                       ------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain on Investment Transactions                 62                 67                5                   134
Net Unrealized Gain (Loss) on Investment Transactions         -                  -                -                     -

                                                       ------------------------------------------------------------------
Net Increase in Net Assets from Operations               86,622            116,784           10,090               218,952
                                                       ==================================================================
                                                               JPMORGAN          PRO FORMA          PRO FORMA
                                                            FEDERAL MONEY       ADJUSTMENTS         COMBINED
                                                           MARKET FUND II                           JPMORGAN
                                                                                                  FEDERAL MONEY
                                                                                                   MARKET FUND
                                                                              --------------      --------------
INCOME:

  Allocated investment income from portfolio                             $ -      $ (218,818)(c)             $ -
  Interest income                                                     86,715               -             311,423
                                                       ----------------------------------------------------------
    Investment income                                                 86,715        (218,818)            311,423
                                                       ----------------------------------------------------------


EXPENSES:

  Investment advisory fees                                             1,380            (176) (a)          5,742
  Administration fees                                                  1,380             890  (a)          4,019
  Shareholder servicing fees                                           3,304             168  (a)          9,120
  Financial and fund accounting services                                   -             (60) (e)              -
  Distribution fees                                                      599               -                 599
  Custodian fees                                                         131             296  (e)            756
  Registration costs                                                      53               -                 490
  Transfer agent fees                                                    458               -                 526
  Professional fees                                                       49             (24) (f)            128
  Printing and postage                                                    14             (10) (f)             42
  Trustees' fees                                                          68               -                 142
  Fund service fees                                                        -               -                  60
  Service organization fees                                                -               -                 432
  Amortization of organizational expenses                                  -               4  (d)              5
  Other                                                                    5               -                  74

                                                       ---------------------- ---------------       -------------
    Total expenses                                                     7,441           1,088              22,135
                                                       ---------------------- ---------------       -------------

    Less amounts waived                                                  546           1,088(a)            1,634
    Less earnings credit                                                  11               -                  11
    Less expense reimbursements                                           11             114(a)            2,385

                                                       ---------------------- ---------------       -------------
    Net expenses                                                       6,873            (114)              18,105
                                                       ---------------------- ---------------       -------------

                                                       ---------------------- ---------------       -------------
    Net investment income                                             79,842        (218,704)              293,318
                                                       ---------------------- ---------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                              73            (134)(b)             207
Net unrealized gain (loss) on investment transactions                      -                                   -

                                                       ---------------------- ---------------       -------------
Net increase in net assets from operations                            79,915        (218,838)            293,525
                                                       ====================== ===============       =============


(a) Reflects adjustments to administrative fees and/or related waivers based on the surviving Fund's revised fee schedule.

(b)  Reflects the elimination of realized gain of the feeder funds.

(c)  Reallocation of investment income to feeder funds.

(d)  Reflects write-off of deferred organization expenses of the portfolio.

(e)  Reclassification of fund accounting into new combined custody fees.

(f)  Reduction reflects expected benefits of combined operations.

                  See Notes to Pro Forma Financial Statements.

        J.P. MORGAN FEDERAL MONEY MARKET FUND /J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND/ J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND / THE FEDERAL MONEY MARKET PORTFOLIO / JPMORGAN
                           FEDERAL MONEY MARKET FUND II

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.       BASIS OF COMBINATION:

         The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The Federal Money Market Portfolio ("Master Portfolio"), J.P. Morgan Federal Money Market Fund ("Federal Money Market Fund"), J.P. Morgan Institutional Service Federal Money Market Fund ("Institutional Service") and J.P. Morgan Institutional Money Market Fund ("Institutional"), (collectively the "feeder funds" of the Master Portfolio) and JPMorgan Federal Money Market Fund II ("JPMFMF") as if the proposed Concurrent Reorganization occurred as of and for the twelve months ended February 28, 2001.

         Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Master Portfolio and the feeder funds in exchange for shares in JPMFMF. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.       SHARES OF BENEFICIAL INTEREST:
         Immediately prior to the Concurrent Reorganization, JPMFMF would commence offering Institutional Shares. The net asset value per share for the Institutional Shares at the commencement of offering would be identical to the closing net asset value per share for the Premier Shares immediately prior to Concurrent Reorganization.

         Under the Concurrent Reorganization, the existing shares of the Federal Money Market Fund and Institutional Service Fund would be renamed Premier Class Shares and the Institutional Fund would be renamed Institutional Class shares. The net asset values per share for the Premier and Institutional Class Shares at the commencement of offering would be identical to the closing net asset value per share for the Premier Shares immediately prior to the Reorganization. In addition, the Chase Vista and Reserve Class shares will combine and be renamed the Morgan Class and the Chase Institutional Class shares will be renamed Agency Class Shares.

         Under the proposed Concurrent Reorganization, each shareholder of the Federal Money Market Fund, Institutional Service Fund and the Institutional Class Fund would receive shares of JPMFMF with a value equal to their holdings in their respective funds. Holders of the Federal Money Market Fund and Institutional Service will receive Premier Class Shares in JPMFMF and holders of the Institutional Fund will receive Institutional Class shares. Therefore, as a result of the proposed Concurrent Reorganization, current shareholders of Federal Money Market Fund, Institutional Service Fund and Institutional Fund will become shareholders of JPMFMF.

         The Pro Forma net asset value per share assumes the issuance of additional shares of JPMFMF, which would have been issued on February 28, 2001 in connection with the proposed Concurrent Reorganization. The amount of additional shares assumed to be issued was calculated based on the February 28, 2001 net assets of Federal Money Market Fund, Institutional Service and Institutional Class and the net asset value per share of JPMFMF- Premier Class.

JPMORGAN FEDERAL MONEY MARKET FUND WITH CONCURRENT REORGANIZATION

                                   Premier
                                  Class Shares
Increase in Shares Issued           1,937,714
Proforma Net Assets 2/28/01        $2,250,039
Pro Forma Net Asset Value 2/28/01  $1.00

3.       PRO FORMA OPERATIONS:

         The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for the Surviving Fund at the combined level of average net assets for the twelve months ended February 28, 2001.

         FORM N-14

         PART C - OTHER INFORMATION

         Item 15.  Indemnification.

         Reference is hereby made to Article V of the Registrant's Declaration of Trust.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

         Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither described in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities


                                    Part C-1

(other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Item 16. Exhibits.

         Declaration of Trust.

         1        Declaration of Trust, as amended. (1)

         2        By-laws. (1)

         3        None.

         4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

         5        None.

         6        Form of Investment Advisory Agreement.(6)

         7        Distribution and Sub-Administration Agreement dated August 21,
                  1995.(6)

         8(a)     Retirement Plan for Eligible Trustees.(6)

         8(b)     Deferred Compensation Plan for Eligible Trustees.(6)

         9        Custodian Agreement. (1)

         10(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and Shareholder Service Agreement.
                  (1) and (3)

         10(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)

         10(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(12)

         10(d)    Form of Rule 18f-3 Multi-Class Plan.(12)

         11 Opinion and Consent of Nixon Peabody LLP as to the Legality of Shares to be filed by Amendment.


                                    Part C-2

         12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

         13(a)    Transfer Agency Agreement. (1)

         13(b)    Form of Shareholder Servicing Agreement. (6)

         13(c)    Form of Administration Agreement.(6)

         13(d)    Form of Administration Agreement (to be filed by Amendment).

         13(e)    Form of Sub-Administration Agreement (to be filed by
                  Amendment).

         14       Consent of PricewaterhouseCoopers LLP.

         15       None.

         16(a) Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff, Richard E. Ten Haken, Irving L. Thode.

         16(b)    Powers of Attorney for: Sarah E. Jones and Leonard M.
                  Spalding, Jr.

         17(a)    Form of Proxy Card.

         17(b)    Prospectus for the Surviving Fund to be filed by Amendment.

         17(c)    Prospectus for the Merging Fund.

         17(d) Statement of Additional Information for the Surviving Fund to be filed by Amendment.

         17(e)    Statement of Additional Information for the Merging Fund.

         17(f)    Annual Report of the Surviving Fund dated August 31, 2000.

         17(g) Semi-Annual Report of the Surviving Fund dated February 28, 2001 to be filed by Amendment.

         17(h) Annual Report of the Merging Fund (including the Annual Report of the Master Portfolio) dated October 31, 2000.

-----------------

(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.

(2) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and


                                    Part C-3

         Exchange Commission on August 29, 1994.

(3) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.

(4) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 31, 1995.

(5) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.

(6) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.

(7) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.

(8) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 6, 1996.

(9) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1996.

(10)     Filed herewith.

(11) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on October 27, 1997.

         Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will


                                    Part C-4
not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



























                                    Part C-5

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 16th day of April, 2001.



         MUTUAL FUND TRUST


         Registrant


         By:      /S/ H. RICHARD VARTABEDIAN
            -----------------------------------------
               H. Richard Vartabedian
               President


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 16, 2001.


                  *                         Chairman and Trustee
------------------------------------
     Fergus Reid, III

/S/  H. RICHARD VARTABEDIAN                 President
------------------------------------
     H. Richard Vartabedian                 and Trustee

                  *                         Trustee
------------------------------------
     William J. Armstrong

                  *                         Trustee
------------------------------------
     John R.H. Blum

                  *                         Trustee
------------------------------------
     Stuart W. Cragin, Jr.

                  *                         Trustee
------------------------------------
     Roland R. Eppley, Jr.

                  *                         Trustee
------------------------------------
     Joseph J. Harkins

                  *                         Trustee
------------------------------------
     Sarah E. Jones

                  *                         Trustee
------------------------------------
     W.D. MacCallan

                  *                         Trustee
------------------------------------
     W. Perry Neff

                  *                         Trustee
------------------------------------
     Leonard M. Spalding, Jr.

                  *                         Trustee
------------------------------------
     Irv Thode
                  *                         Trustee
------------------------------------
     Richard E. Ten Haken

/s/ Martin R. Dean                          Treasurer and
------------------------------------
     Martin R. Dean                         Principal Financial
                                            Officer

/s/  H. Richard Vartabedian                 Attorney in Fact
------------------------------------
     H. Richard Vartabedian

                                    EXHIBITS

ITEM              DESCRIPTION

(14)     Consent of PricewaterhouseCoopers LLP.

(16)     Powers of Attorney.

(17)(a)  Form of Proxy Card.

    (c) Prospectus for J.P. Morgan Institutional Service Federal Money Market Fund.

    (e) Statement of Additional Information for J.P. Morgan Institutional Service Federal Money Market Fund.

    (f) Annual Report of JPMorgan Federal Money Market Fund II (formerly, Chase Vista Federal Money Market Fund) dated August 31, 2000.

    (h) Annual Report of J.P. Morgan Institutional Service Federal Money Market Fund (including the Annual Report of The Federal Money Market Portfolio) dated October 31, 2000.